Financial Risk Management and Fair Value of Financial Instruments - Disclosure Of Maturity Analys is For Financial Assets Held For Managing Liquidity Risk Explanatory (Details) - Liquidity risk [member] - CNY (¥)
¥ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Gross carrying amount [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets held for managing liquidity risk	¥ 612,035	¥ 459,951
Contractual Undiscounted Cashflow [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets held for managing liquidity risk	619,676	465,349
Not later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets held for managing liquidity risk	538,041	400,697
Later than one year and not later than two years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets held for managing liquidity risk	75,745	57,912
Later than two years and not later than five years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets held for managing liquidity risk	5,890	6,740
Put option liabilities | Gross carrying amount [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets held for managing liquidity risk	41,099	40,449
Put option liabilities | Contractual Undiscounted Cashflow [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets held for managing liquidity risk	41,580	41,580
Put option liabilities | Not later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets held for managing liquidity risk	41,580
Put option liabilities | Later than one year and not later than two years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets held for managing liquidity risk		41,580
Trade Payables [Member] | Gross carrying amount [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets held for managing liquidity risk	20,713	16,962
Trade Payables [Member] | Contractual Undiscounted Cashflow [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets held for managing liquidity risk	20,713	16,962
Trade Payables [Member] | Not later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets held for managing liquidity risk	20,713	16,962
Long-term borrowings [member] | Gross carrying amount [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets held for managing liquidity risk	50,040
Long-term borrowings [member] | Contractual Undiscounted Cashflow [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets held for managing liquidity risk	52,984
Long-term borrowings [member] | Later than one year and not later than two years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets held for managing liquidity risk	52,984
Short-term borrowings [member] | Gross carrying amount [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets held for managing liquidity risk	30,019
Short-term borrowings [member] | Contractual Undiscounted Cashflow [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets held for managing liquidity risk	30,019
Short-term borrowings [member] | Not later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets held for managing liquidity risk	30,019
Other Payables, Deposits Received and Accrued Expenses [Member] | Gross carrying amount [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets held for managing liquidity risk	397,755	271,306
Other Payables, Deposits Received and Accrued Expenses [Member] | Contractual Undiscounted Cashflow [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets held for managing liquidity risk	397,755	271,306
Other Payables, Deposits Received and Accrued Expenses [Member] | Not later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets held for managing liquidity risk	397,755	271,306
Lease liabilities [member] | Gross carrying amount [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets held for managing liquidity risk	62,959	53,407
Lease liabilities [member] | Contractual Undiscounted Cashflow [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets held for managing liquidity risk	67,175	57,674
Lease liabilities [member] | Not later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets held for managing liquidity risk	38,524	34,602
Lease liabilities [member] | Later than one year and not later than two years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets held for managing liquidity risk	22,761	16,332
Lease liabilities [member] | Later than two years and not later than five years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets held for managing liquidity risk	5,890	6,740
Amounts Due To Related Parties [Member] | Gross carrying amount [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets held for managing liquidity risk	9,450	77,827
Amounts Due To Related Parties [Member] | Contractual Undiscounted Cashflow [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets held for managing liquidity risk	9,450	77,827
Amounts Due To Related Parties [Member] | Not later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets held for managing liquidity risk	¥ 9,450	¥ 77,827